Repurchase of shares	12 Months Ended
Dec. 31, 2018
Repurchase of shares
Repurchase of shares

19          Repurchase of shares

In November 2018, the board of directors of the Company authorized a share repurchase program (the “Repurchase Program”) whereby the Company may repurchase up to US$10,000 of the common shares or ADSs of the Company from November 28, 2018 to November 27, 2019. The share repurchases may be made on the open market at prevailing market prices, in negotiated transactions off the market, and/or in other legally permissible means from time to time as market conditions warrant in compliance with applicable requirements of Rule 10b5-1 and/or Rule 10b-18 under the U.S. Securities Exchange Act of 1934, as amended, at times and in such amounts as the Company deems appropriate. The Company has publicly announced the Repurchase Program on November 28, 2018.

The following table is a summary of the shares repurchased by the Company during 2018 under the share repurchase program. No shares were repurchased during 2018 except during the month indicated and all shares were purchased through publicly purchasing from the open market pursuant to the share repurchase program.

	Total Number of
	ADSs Purchased as
	Part of the Publicly	Average Price
Period	Announced Plan	Paid Per ADS

December 20, 2018	10,000	3.7175

For the year ended December 31, 2018	10,000

During the years ended December 31, 2016, 2017 and 2018, nil,  nil and 10,000 ADSs were repurchased at an aggregate consideration of US$nil,  US$nil and US$37 under the Repurchase Program. The remaining unused amount of US$9,963 will no longer be available for repurchase after November 27, 2019.